DFA Investment Dimensions Group Inc.
Dimensional Investment Group Inc.
Dimensional ETF Trust

SUPPLEMENT TO THE CURRENTLY EFFECTIVE
PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE PORTFOLIOS
The purpose of this Supplement to the currently effective Prospectuses and Statements of Additional Information (“SAIs”) of the portfolios (collectively, the “Portfolios”) of DFA Investment Dimensions Group Inc, Dimensional Investment Group Inc., and Dimensional ETF Trust is to incorporate changes to reflect strategy changes applicable to The DFA Short Term Investment Fund, a series of The DFA Investment Trust Company.
I.
In the “Securities Loans” section of the applicable Portfolios’ Prospectuses, the disclosure referencing “The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor…” is revised to “The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor….”

II.	All references in the Prospectuses and SAIs to the “Money Market Series” are otherwise updated to “Short Term Series,” including as noted below.

III.
For the Selectively Hedged Global Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio, Global Social Core Equity Portfolio, and Dimensional World Equity ETF, the following disclosure changes are made to each Prospectus and SAI:

A.
In the Prospectuses for the above Portfolios, under the heading “Fee Waiver and Expense Assumption Agreement[s]” or “Fee Waiver Agreement,” as applicable, the phrase “excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series” is revised to “excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds.”

B.
In the SAIs for the above Portfolios, under the heading “Management Fees,” the phrase “excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund” is revised to “excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and unaffiliated money market funds.”

IV.
For the DFA Diversified Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, Emerging Markets Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International High Relative Profitability Portfolio, Global Small Company Portfolio, Emerging Markets Targeted Value Portfolio, Emerging Markets ex China Core Equity Portfolio, DFA California Municipal Real Return Portfolio, U.S. High Relative Profitability Portfolio, and VA Equity Allocation Portfolio, the following changes are made to each Prospectus and SAI:

A.
In the Prospectuses for the above Portfolios, under the heading “Fee Waiver and Expense Assumption Agreements,” the phrase “excluding money market funds” is revised to “excluding money market funds and the Short Term Series.”

B.
In the SAIs for the above Portfolios, under the heading “Management Fees,” the phrase “excluding money market funds” is revised to “excluding money market funds and The DFA Short Term Investment Fund.”

The date of this Supplement is August 1, 2024